Note 6 - Stock-based Compensation (Details Textual) - USD ($)		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 61.05		$ 55.39
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount	$ 1,371,524	$ 1,371,524
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition		2 years